Organization and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation

1. Organization and Basis of Presentation

Neothetics, Inc. (Neothetics or the Company) was incorporated in Delaware on February 1, 2007, under the name Lipothera, Inc. In September 2008, the Company changed its name to Lithera, Inc. In August 2014, the Company changed its name to Neothetics, Inc. The Company is a clinical-stage specialty pharmaceutical company that has been focused on developing therapeutics for the aesthetic market. Our focus has been on localized fat reduction and body contouring. Our lead product candidate, LIPO-202, is a first-in-class injectable formulation of the long-acting ß2-adrenergic receptor agonist, salmeterol xinafoate, which is an active ingredient in the U.S. Food and Drug Administration, or FDA, approved inhaled products SEREVENT DISKUS®, ADVAIR HFA® and ADVAIR DISKUS®. In June 2017, the Company announced that its Phase 2 proof-of-concept clinical trial of its lead product candidate LIPO-202 did not demonstrate improvement on any efficacy measurements or separation from placebo. As a consequence of the negative results from the Phase 2 proof-of-concept clinical trial of its lead product candidate LIPO-202, the Company announced its plans to initiate a process to explore and review a range of strategic alternatives focusing on seeking an acquisition, business combination or partnership that will allow for it to maximize shareholder value from its remaining assets and cash resources. Oppenheimer and Co., Inc. was retained to act as the Company’s exclusive financial advisor for this process. Further related to the negative clinical trial results, the Company announced a reduction of the Company’s current full-time workforce in order to reduce operating expenses and conserve cash resources.

On October 17, 2017, the Company entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) with Nobelli Merger Sub, Inc., its wholly owned subsidiary (“Merger Sub”), and Evofem Biosciences, Inc., a privately-held Delaware corporation (“Evofem”), pursuant to which, among other things, subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, Merger Sub will merge with and into Evofem, with Evofem becoming a wholly-owned subsidiary of the Company and the surviving corporation of the merger (the “Merger”). The Merger is intended to qualify for federal income tax purposes as a tax-free reorganization under the provisions of Section 368(a) of the Internal Revenue Code of 1986, as amended.

Immediately prior to the effective time of the Merger (the Effective Time), each outstanding share of Evofem’s preferred stock (other than shares of Evofem’s Series D preferred stock) will be converted into one share of Evofem common stock. Subject to the terms and conditions of the Merger Agreement, at the Effective Time: (a) each share of Evofem common stock (on an as-converted basis) will be converted solely into the right to receive shares of the Company’s common stock (the Company Common Stock) equal to the common stock exchange ratio described in the Merger Agreement; (b) each outstanding shares of Evofem Series D preferred stock will be converted solely into the right to receive shares of the Company Common Stock equal to the Series D preferred stock exchange ratio described in the Merger Agreement; and (c) each outstanding Evofem stock option that has not previously been exercised prior to the Effective Time will be assumed by the Company. Warrants to purchase shares of Evofem capital stock will be assumed by the Company at the Effective Time and then immediately amended and restated to become warrants to purchase up to an aggregate of 12 million shares of the Company Common Stock (the Company Post-Merger Warrants). The exercise price for the Company Post-Merger Warrants will be equal to the average of the closing sale prices of the Company Common Stock as quoted on The NASDAQ Capital Market for the 30 consecutive trading day period commencing with the first trading day immediately following the Effective Time.

Immediately following the Merger, the name of the Company will be changed from “Neothetics, Inc.” to “Evofem Biosciences, Inc.” The Merger Agreement contemplates that the Board of Directors of the Company will consist of seven members at the Effective Time, six of which will be designated by Evofem and one of which will be designated by the Company. The member to be designated by the Company is expected to be one of the current directors of the Company. The executive officers of the Company immediately after the Effective Time will be designated by Evofem with Evofem’s Chief Executive Officer, Saundra Pelletier, being the Company’s Chief Executive Officer.

The Merger Agreement contains customary representations, warranties and covenants made by the Company and Evofem, including covenants relating to obtaining the requisite approvals of the stockholders of the Company and Evofem, indemnification of directors and officers, the Company’s and Evofem’s conduct of their respective businesses between the date of signing the Merger Agreement and the closing of the Merger. Consummation of the Merger is subject to certain closing conditions, including, among other things, approval by the stockholders of the Company and Evofem. The Merger Agreement contains certain termination rights for both the Company and Evofem, and further provides that, upon termination of the Merger Agreement under specified circumstances, the Company may be required to pay Evofem a termination fee of up to $1.5 million or Evofem may be required to pay the Company a termination fee of $1.5 million.

The Merger Agreement contemplates that the Company will also seek approval from its stockholders to effect a reverse stock split intended to increase its trading price above the minimum requirements of The NASDAQ Capital Market. Subject to stockholder approval, the Company expects to implement the reverse stock split at a ratio to be mutually agreed to by the Company and Evofem within the range approved by the Company’s stockholders immediately prior to the Effective Time.

In accordance with the terms of the Merger Agreement, certain affiliated stockholders of Evofem have each entered into a support agreement with Evofem (the Support Agreements). The Support Agreements place certain restrictions on the transfer of the shares of the Evofem held by the respective signatories thereto and include covenants as to the voting of such shares in favor of approving the transactions contemplated by the Merger Agreement and against any actions that could adversely affect the consummation of the Merger.

Concurrently with the execution of the Merger Agreement, the Company entered into a Securities Purchase Agreement with Evofem and certain investors of Evofem (the Securities Purchase Agreement) pursuant to which, conditioned upon and immediately following the Merger, the Company will issue and sell in a private placement transaction (the Financing) $20 million of Company Common Stock and Evofem will issue warrants to purchase shares of Evofem common stock immediately prior to the Effective Time (the Investor Warrants). The Investor Warrants are contemplated to be automatically exercised on a cashless basis at the Effective Time, and the shares of Evofem common stock issued upon exercise of the Investor Warrant will be eligible to receive shares of the Company Common Stock in an amount equal to the common stock exchange ratio upon completion of the Merger. Upon consummation of the Financing, the Merger Agreement contemplates that the Company will terminate its existing Fourth Amended and Restated Investors’ Rights Agreement, dated September 22, 2014, by and between the Company and the investors listed therein (the Existing Investors), and enter into a registration rights agreement with certain of the Existing Investors and certain investors of Evofem.

The merger will be treated by Neothetics as a reverse merger under the acquisition method of accounting in accordance with U.S. GAAP. For accounting purposes, Evofem is considered to be acquiring Neothetics in the merger based upon the following factors: (i) Evofem’s stockholders are expected to own the majority of the voting interests of the combined company immediately following the closing of the merger; (ii) directors appointed by Evofem will hold 6 out of 7 board seats in the combined company board of directors; and (iii) Evofem’s management will hold all key positions in the management of the combined company. The transaction will be accounted for under the acquisition method of accounting under existing U.S. GAAP, which is subject to change and interpretation.

The accompanying unaudited financial statements of the Company should be read in conjunction with the audited financial statements and notes thereto as of and for the year ended December 31, 2016 included in the Company’s Annual Report on Form 10-K (Annual Report) filed with the Securities and Exchange Commission (SEC). The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for interim financial information and in accordance with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, since they are interim statements, the accompanying financial statements do not include all of the information and notes required by GAAP for complete financial statements. In the opinion of management, the accompanying financial statements reflect all adjustments (consisting of normal recurring adjustments) that are necessary for a fair statement of the financial position, results of operations and cash flows for the interim periods presented. Interim results are not necessarily indicative of results for a full year.

The Company has incurred significant net losses from its operations since its inception and has an accumulated deficit of $133.5 million as of September 30, 2017. In the first nine months of 2017, the Company used $5.8 million of cash in operations. At September 30, 2017, the Company had cash and cash equivalents of $5.8 million. There is substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements for the quarter ended September 30, 2017 are issued.

We cannot predict whether and to what extent we will resume drug development activities and what our future cash needs would be for any such activities. If the Merger is not successful, our Board of Directors may decide to pursue a dissolution and liquidation of our Company. In such an event, the amount of cash available for distribution to our shareholders will depend heavily on the timing of such liquidation as well as the amount of cash that will need to be reserved for commitments and contingent liabilities.

The financial statements have been prepared on a going concern basis, which contemplates the realization of assets and settlement of liabilities, in the normal course of business, and do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or amounts and classification of liabilities that may result from the outcome of this uncertainty.

1. Organization and Basis of Presentation

The Company was incorporated in Delaware on February 1, 2007, under the name Lipothera, Inc. In September 2008, the Company changed its name to Lithera, Inc. In August 2014, the Company changed its name to Neothetics, Inc. The Company is a clinical-stage specialty pharmaceutical company developing therapeutics for the aesthetic market. The Company’s focus is on the further development and commercialization of LIPO-202, including for the reduction of localized fat deposits under the chin, or submental fat, and for the reduction of central abdominal bulging pending results from the submental Phase 2 proof of concept trial.

As of December 31, 2016, the Company has devoted substantially all of its efforts to product development, raising capital, and building infrastructure and has not realized revenues from its planned principal operations.

The accompanying financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. We have incurred net losses from operations since inception and have an accumulated deficit of $125.9 million at December 31, 2016. We have cash and cash equivalents as of December 31, 2016 totaling $11.5 million. We have prepared cash flow forecasts which indicate, based on our current cash resources available, that we will have sufficient resources to fund our business, including our on-going Phase 2 proof of concept trial for the reduction of submental fat, for at least the next 12 months from the date of this filing. Based on the results of this trial, the Company will need to raise additional funding in the form of an equity or debt financing or through entering into a collaboration in order to fund the completion of any future trials and further development of LIPO-202. The Company may in the future seek additional capital from public or private offerings of its capital stock or it may elect to seek to fund operations through a debt facility. If the Company issues equity or debt securities to raise additional funds, its existing stockholders may experience dilution, it may incur significant financing costs, and the new equity or debt securities may have rights, preferences and privileges senior to those of its existing stockholders. The Company’s ability to continue as a going concern and meet its minimum liquidity requirements in the future is dependent on its ability to raise significant additional capital, of which there can be no assurance. If the Company cannot generate sufficient additional financing on acceptable terms, it may be forced to significantly alter its business strategy, substantially curtail its current operations, or cease operations altogether.

Recent Events

In June 2017, the Company announced that its Phase 2 proof-of-concept clinical trial of its lead product candidate LIPO-202 did not demonstrate improvement on any efficacy measurements or separation from placebo. As a consequence of the negative results from the Phase 2 proof-of-concept clinical trial of its lead product candidate LIPO-202, the Company announced its plans to initiate a process to explore and review a range of strategic alternatives focusing on seeking an acquisition, business combination or partnership that will allow for it to maximize shareholder value from its remaining assets and cash resources. Oppenheimer and Co., Inc. was retained to act as the Company’s exclusive financial advisor for this process. Further related to the negative clinical trial results, the Company implemented a reduction of the Company’s full-time workforce in order to reduce operating expenses and conserve cash resources.

On October 17, 2017, the Company entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) with Nobelli Merger Sub, Inc., its wholly owned subsidiary (“Merger Sub”), and Evofem Biosciences, Inc., a privately-held Delaware corporation (“Evofem”), pursuant to which, among other things, subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, Merger Sub will merge with and into Evofem, with Evofem becoming a wholly-owned subsidiary of the Company and the surviving corporation of the merger (the “Merger”). We cannot predict whether and to what extent we will resume drug development activities and what our future cash needs would be for any such activities. If the Merger is not successful, our Board of Directors may decide to pursue a dissolution and liquidation of our Company. In such an event, the amount of cash available for distribution to our shareholders will depend heavily on the timing of such liquidation as well as the amount of cash that will need to be reserved for commitments and contingent liabilities.

The financial statements have been prepared on a going concern basis, which contemplates the realization of assets and settlement of liabilities, in the normal course of business, and do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or amounts and classification of liabilities that may result from the outcome of this uncertainty.